13. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Jun. 28, 2013		Dec. 31, 2011		Nov. 29, 2011		Mar. 10, 2011
Commitments Contingencies And Legal Proceedings Details Narrative
Agreement with McGroarty	repurchase 16,667 shares of the Companys common stock by September 22, 2014 at $3.30 per share and 50,000 shares of the Companys common stock by October 15, 2014 at $3.30 per share and were granted an option to repurchase 133,334 shares of the Companys common stock at $3.30 per share on or before January 1, 2015. As of February 27, 2015, the Company had not purchased these shares and the balance of $220,000 is currently due and payable. On December 29, 2014, the Company was served with a AAA demand for arbitration by Mr. McGroarty, which alleged breach of contract. Mr. McGroarty is seeking specific performance, compensatory damages of $930,000 and reasonable attorneys fees and costs. On January 14, 2015, the Company submitted its answering statement denying the allegation of Mr. McGroarty and on January 15, 2015, the Company submitted a counterclaim for breach of contract and seeks rescission and damages in an amount over $500,000.
Accrued but unpaid service fees to Logic International Consulting Group LLC	$ 200,000	[1]
Warrant issued to Logic						666,668	[2]	233,334	[3]	433,334	[4]
Logic converted liabilities into shares of common stock				800,000
Shares of common stock issued to Logic for liability conversion				266,667	[5]
Accrued but unpaid administrative fees owed to Logic	8,959
Monthly compensation to sister of Company Chief Executive Officer	17,000	[6]
Lattimore Properties, an affiliate of John Victor Lattimore, Jr., the Company's Chairman of the Board, entered into a Consulting Agreement with Logic pursuant to which Lattimore Properties is to provide executive management, strategic planning and general office administration to Logic for a monthly fee	25,000
Monthly compensation to Mark Scott	4,000	[7]
Michael D. Parnell resigned as National Accounts Director and in entered into "Mach One" Master Sale Agreement to buy Media Group	Mach One acquired all of the outstanding stock of Media Depot, Inc., a wholly-owned subsidiary of the Company, and acquired the assets and assumed the liabilities of the Company related to the media business effective January 1, 2014.	[8]
Executive Employment Agreement with Mr. McGroarty employing Mr. McGroarty as its President			Under the terms of the employment agreement, Mr. McGroarty’s salary was $120,000 in year one and was to be negotiated in years two and three. The employment agreement also provided for the grant to Mr. McGroarty of 216,667 shares of restricted Company common stock and further provided that 33,334 shares of common stock that were previously granted to Mr. McGroarty were fully vested as of November 30, 2011. The employment agreement had a three-year term and was automatically renewable for additional one-year periods unless 90 days notice is provided by either party.
Stock Repurchase Option and Severance Agreement with Daniel McGroarty	(i) the parties agreed to settle all back pay and compensation claims with a payment of $60,000; (ii) the Company agreed to repurchase 33,334 of shares of its common stock from Mr. McGroarty on or before September 30, 2013 for $100,000 or $3.00 per share, which was subsequently paid; and (iii) the Company paid $40,000 for an option to acquire up to 266,667 shares of the Company’s common stock from Mr. McGroarty for $3.00 per share on or before April 30, 2014. The foregoing option was not exercised and on September 15, 2014, the Company entered into a further agreement with Mr. McGroarty pursuant to which the Company agreed, among other things, to repurchase 16,667 shares of its common stock by September 22, 2014 at $3.30 per share and 50,000 shares of its common stock by October 15, 2014 at $3.30 per share and were granted an option to repurchase 133,334 shares of its common stock at $3.30 per share on or before January 1, 2015.
Monthly rental expenses for principal executive offices	3,441
Monthly rental expenses for a corporate apartment at 5721 Henry Cook Boulevard	1,730
Rent expenses	$ 108,505		$ 186,963

[1]	The Services Agreement provides for a monthly payment of $50,000 to Logic
[2]	On December 31, 2011, the Company issued a warrant to Logic for the purchase of 433,334 shares of the Companys common stock. The warrant is exercisable at $1.50 per share for a period of five years expiring on March 9, 2016. In addition, on December 31, 2011, the Company issued a warrant to Logic for the purchase of 233,334 shares of the Companys common stock. The warrant is exercisable at $1.50 per share for a period of five years expiring on November 28, 2016.
[3]	The warrant was exercisable at $1.50 per share on a cash or cashless basis for a period of five years expiring on November 29, 2016. Subsequently canceled by Logic on December 31, 2011
[4]	The warrant was exercisable at $1.50 per share for a period of five years expiring on March 10, 2016. Subsequently canceled by Logic on December 31, 2011
[5]	Companys common stock was at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 per share, and the Company recorded the difference between the conversion price and the fair value of $520,000 as loss on settlement of debt.
[6]	As a consultant to perform certain management services. From June 2013 to October 2013, Ms. Cassidy was paid at the rate of $5,000 per month, increasing to $10,000 per month in November 2013 and December 2013. From February 2014 through May 2014, she was paid at the rate of $16,667 per month.
[7]	In addition: 3,000 of shares of the Companys common stock per month based on a $8.55 per share price. On August 31, 2012, the Companys board of directors approved the issuance of 24,000 shares of common stock to Mr. Scott. The term of the Consulting Agreement expired on December 31, 2012, and the Company paid Mr. Scott $5,000 per month on a month-to-month basis during 2013 and $10,000 per month during 2014. On April 30, 2014, Mr. Scott was removed as Chief Financial Officer and between June 1, 2014 and August 13, 2014, the Company retained Mr. Scott as a consultant at a rate of $5,000 per month.
[8]	In addition, the Company and the Michael D. Parnell Living Trust (the "Parnell Trust") entered into an amendment to the Repurchase Option Agreement dated January 28, 2014, whereby the Company has the option to repurchase up to 266,667 shares of its common stock from the trust at $3.00 per share. The amendment extended the date on which the Company may exercise the right to repurchase the first 66,667 shares from March 15, 2014 to June 15, 2014 such that the Company may, at its option, repurchase 133,334 shares on or before June 15, 2014 and a further 66,667 shares on each of September 15, 2014 and December 15, 2014. As of December 31, 2014, the Companys option to repurchase the 266,667 shares on or before December 15, 2014 had expired.